Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—21.1%
		U.S. Treasury Bonds—5.0%
$500,000		2.250%, 8/15/2046	$600,910
700,000	[1]	2.375%, 11/15/2049	872,895
250,000		2.750%, 8/15/2042	322,155
500,000		2.750%, 11/15/2042	644,860
1,200,000		2.875%, 8/15/2045	1,600,117
1,025,000		2.875%, 5/15/2049	1,396,092
650,000		3.125%, 8/15/2044	895,149
		TOTAL	6,332,178
		U.S. Treasury Notes—16.1%
750,000		1.125%, 2/28/2025	777,889
525,000		1.375%, 9/30/2023	544,103
3,000,000		1.750%, 5/15/2022	3,096,904
2,000,000		2.000%, 2/15/2023	2,097,633
250,000		2.250%, 11/15/2027	281,208
3,000,000		2.375%, 1/31/2023	3,176,691
3,000,000		2.500%, 1/15/2022	3,120,908
1,800,000		2.500%, 3/31/2023	1,917,793
250,000		2.500%, 2/28/2026	279,475
2,500,000		2.750%, 8/15/2021	2,586,732
2,500,000		2.750%, 7/31/2023	2,701,364
		TOTAL	20,580,700
		TOTAL U.S. TREASURIES (IDENTIFIED COST $24,439,144)	26,912,878
		ASSET-BACKED SECURITIES—3.2%
		Credit Card—3.0%
4,000,000	[2,3]	American Express Credit Account Master Trust 2018-9, Class A, 1.084% (1-month USLIBOR +0.380%), 4/15/2026	3,884,996
		Other—0.2%
113,421		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	113,394
51,939		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	52,374
37,814		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	37,309
		TOTAL	203,077
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,210,114)	4,088,073
		GOVERNMENT AGENCIES—6.9%
		Federal Farm Credit System—1.1%
1,000,000		5.750%, 12/7/2028	1,368,193
		Federal Home Loan Bank System—2.2%
1,500,000		2.375%, 3/13/2026	1,653,054
1,000,000		3.125%, 12/12/2025	1,150,986
		TOTAL	2,804,040
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	107,374
		Tennessee Valley Authority Bonds—3.5%
1,700,000		2.875%, 2/1/2027	1,882,376

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Tennessee Valley Authority Bonds—continued
$2,000,000	4.650%, 6/15/2035	$2,602,827
	TOTAL	4,485,203
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,363,894)	8,764,810
	MORTGAGE-BACKED SECURITIES—57.3%
	Federal Home Loan Mortgage Corporation—17.4%
636,921	3.000%, 11/1/2045	674,109
1,743,315	3.000%, 10/1/2046	1,834,207
702,359	3.000%, 10/1/2046	742,710
128,867	3.000%, 11/1/2046	135,465
1,423,318	3.500%, 7/1/2042	1,524,909
1,201,021	3.500%, 9/1/2043	1,286,370
332,868	3.500%, 5/1/2046	356,003
2,639,410	3.500%, 11/1/2047	2,795,632
2,066,555	4.000%, 12/1/2041	2,242,872
242,492	4.000%, 1/1/2042	263,181
1,386,798	4.000%, 3/1/2046	1,489,084
607,510	4.000%, 11/1/2047	649,471
285,780	4.000%, 12/1/2047	305,519
381,734	4.000%, 4/1/2048	407,981
1,970,032	4.000%, 7/1/2048	2,103,638
6,300	4.500%, 10/1/2020	6,335
339,685	4.500%, 8/1/2040	372,593
750,828	4.500%, 12/1/2040	823,567
1,042,230	4.500%, 4/1/2041	1,142,548
8,238	5.000%, 2/1/2021	8,321
366,684	5.000%, 1/1/2034	405,705
106,756	5.000%, 5/1/2034	118,267
91,074	5.000%, 4/1/2036	101,455
24,106	5.000%, 5/1/2036	26,838
19,661	5.000%, 6/1/2036	21,901
157,088	5.000%, 6/1/2040	173,832
2,709	5.500%, 12/1/2020	2,736
614,088	5.500%, 5/1/2034	694,696
13,732	5.500%, 12/1/2035	15,561
143,648	5.500%, 2/1/2036	163,139
12,752	5.500%, 5/1/2036	14,491
55,168	5.500%, 5/1/2036	62,574
9,610	5.500%, 5/1/2036	10,944
2,733	5.500%, 6/1/2036	3,108
4,485	5.500%, 6/1/2036	5,101
100,336	5.500%, 11/1/2037	114,126
188,659	5.500%, 1/1/2038	214,584
186,440	5.500%, 3/1/2040	213,005
5,957	6.000%, 1/1/2032	6,847
5,179	6.000%, 1/1/2032	5,873
27,036	6.000%, 2/1/2032	30,866
120,551	6.000%, 4/1/2036	139,829
24,790	6.000%, 5/1/2036	28,901
169,995	6.000%, 6/1/2037	199,363

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$24,177	6.000%, 7/1/2037	$28,251
12,117	6.500%, 6/1/2022	12,578
1,060	6.500%, 5/1/2024	1,140
7,592	6.500%, 3/1/2029	8,546
2,920	6.500%, 6/1/2029	3,276
2,850	6.500%, 7/1/2029	3,216
550	6.500%, 9/1/2029	614
2,048	7.000%, 12/1/2029	2,347
975	7.000%, 6/1/2030	1,105
195	7.000%, 11/1/2030	224
178,475	7.000%, 4/1/2032	208,535
17,797	7.500%, 12/1/2030	20,748
10,831	7.500%, 1/1/2031	12,594
3,337	8.500%, 5/1/2030	3,878
864	9.000%, 2/1/2025	942
851	9.000%, 5/1/2025	936
	TOTAL	22,247,187
	Federal National Mortgage Association—19.8%
1,998,498	2.500%, 3/1/2050	2,073,359
1,248,090	3.000%, 10/1/2046	1,313,162
250,262	3.000%, 11/1/2046	263,545
1,864,904	3.000%, 11/1/2046	1,960,386
1,245,799	3.000%, 1/1/2047	1,309,584
166,336	3.000%, 1/1/2047	174,852
69,524	3.000%, 2/1/2047	73,540
903,034	3.000%, 2/1/2048	950,962
365,065	3.000%, 2/1/2048	384,441
442,094	3.000%, 7/1/2049	463,762
2,656,923	3.500%, 9/1/2042	2,846,564
1,531,699	3.500%, 8/1/2046	1,631,787
1,261,247	3.500%, 9/1/2046	1,342,401
2,128,834	3.500%, 12/1/2046	2,262,155
1,281,119	3.500%, 12/1/2047	1,360,150
741,155	3.500%, 1/1/2048	792,203
393,399	4.000%, 2/1/2041	427,455
1,034,046	4.000%, 12/1/2041	1,123,563
821,603	4.000%, 4/1/2042	891,702
374,656	4.000%, 2/1/2048	401,235
629,179	4.000%, 2/1/2048	672,636
784,287	4.000%, 2/1/2048	838,457
324,987	4.500%, 10/1/2041	356,064
268,696	5.000%, 7/1/2034	297,867
35,261	5.000%, 11/1/2035	39,237
16,799	5.500%, 11/1/2021	17,211
115,580	5.500%, 9/1/2034	131,332
65,500	5.500%, 1/1/2036	74,405
81,563	5.500%, 4/1/2036	92,589
14,654	6.000%, 8/1/2021	15,015
3,500	6.000%, 7/1/2029	3,902
1,954	6.000%, 5/1/2031	2,220

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$10,196	6.000%, 5/1/2036	$11,855
185,977	6.000%, 7/1/2036	217,203
5,521	6.000%, 7/1/2036	6,439
44,368	6.000%, 9/1/2037	51,902
85,710	6.000%, 11/1/2037	100,235
40,286	6.000%, 12/1/2037	45,038
644	6.500%, 6/1/2029	731
2,262	6.500%, 6/1/2029	2,567
1,794	6.500%, 6/1/2029	2,041
310	6.500%, 7/1/2029	349
26	6.500%, 7/1/2029	30
3,413	6.500%, 7/1/2029	3,876
228	6.500%, 7/1/2029	258
289	6.500%, 7/1/2029	296
237	6.500%, 7/1/2029	267
229	6.500%, 8/1/2029	253
4,163	6.500%, 9/1/2030	4,759
27,512	6.500%, 6/1/2031	31,441
12,785	6.500%, 4/1/2032	14,777
1,550	7.000%, 2/1/2024	1,662
12,767	7.000%, 10/1/2029	14,694
3,256	7.000%, 10/1/2029	3,705
4,250	7.000%, 11/1/2030	4,925
50,738	7.000%, 4/1/2031	58,964
86,995	7.000%, 4/1/2032	101,614
1,979	7.500%, 8/1/2028	2,249
227	7.500%, 9/1/2028	261
3,659	7.500%, 2/1/2030	4,275
1,750	8.000%, 7/1/2030	2,046
	TOTAL	25,276,455
	Government Agency —0.2%
193,805	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	190,622
	Government National Mortgage Association—10.0%
2,435,826	3.000%, 11/20/2047	2,583,905
3,592,762	3.500%, 1/20/2048	3,864,292
1,128,167	3.500%, 2/20/2048	1,201,091
831,041	3.500%, 9/20/2049	877,422
839,529	3.500%, 11/20/2049	887,237
522,642	4.500%, 6/20/2039	572,712
471,158	4.500%, 10/15/2039	526,973
598,204	4.500%, 8/20/2040	654,765
288,028	5.000%, 7/15/2034	316,806
23,567	6.000%, 4/15/2032	26,519
45,981	6.000%, 5/15/2032	52,125
77,634	6.000%, 4/15/2036	89,029
226,089	6.000%, 5/15/2036	258,813
151,310	6.000%, 5/15/2036	173,521
38,541	6.000%, 7/20/2036	44,104
37,330	6.000%, 5/20/2037	42,837
209,882	6.000%, 7/20/2038	241,636

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$4,045		6.500%, 12/15/2023	$4,281
7,309		6.500%, 5/15/2024	7,773
2,065		6.500%, 6/15/2029	2,318
4,694		6.500%, 6/15/2031	5,293
4,828		6.500%, 7/20/2031	5,501
4,424		6.500%, 8/20/2031	5,040
24,610		6.500%, 10/15/2031	28,151
45,403		6.500%, 12/15/2031	51,563
6,855		6.500%, 4/15/2032	7,802
24,312		6.500%, 5/15/2032	27,728
170,883		6.500%, 5/15/2032	196,112
1,623		7.500%, 10/15/2029	1,877
377		7.500%, 10/15/2029	437
4,253		7.500%, 3/20/2030	4,907
992		8.000%, 4/15/2030	1,149
		TOTAL	12,763,719
	[4]	Uniform Mortgage-Backed Securities, TBA—9.9%
1,000,000		2.500%, 4/1/2050	1,036,592
5,000,000		2.500%, 4/20/2050	5,227,292
6,000,000		3.000%, 4/20/2050	6,346,001
		TOTAL	12,609,885
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $68,442,636)	73,087,868
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
	[2]	Federal National Mortgage Association—1.6%
902,939		REMIC, Series 2016-83, Class FA, 1.446% (1-month USLIBOR +0.500%), 11/25/2046	892,809
1,093,708		REMIC, Series 2019-56, Class AF, 1.346% (1-month USLIBOR +0.400%), 10/25/2049	1,080,596
		TOTAL	1,973,405
		Government National Mortgage Association—0.9%
1,092,432		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,138,295
		Non-Agency Mortgage-Backed Securities—0.4%
120,119		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	67,751
501,286		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	499,474
		TOTAL	567,225
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,718,731)	3,678,925
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.1%
		Agency Commercial Mortgage-Backed Securities—5.3%
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,625,541
1,198,835		FHLMC REMIC, Series K104, Class A1, 1.938%, 2/25/2052	1,229,824
1,143,000		FHLMC REMIC, Series K727, Class A2, 2.946%, 7/25/2024	1,208,046
2,500,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	2,742,706
		TOTAL	6,806,117
		Non-Agency Commercial Mortgage-Backed Securities—2.8%
1,400,000		BANK 2017-BNK5 A3, Class A3, 3.020%, 6/15/2060	1,418,924
1,000,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	1,080,426
1,100,000		Fontainebleau Miami Beach Trust, Class A, 3.195%, 12/10/2036	1,080,540
		TOTAL	3,579,890
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,068,193)	10,386,007

Principal Amount			Value
		REPURCHASE AGREEMENTS—12.5%
$909,125		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765 (purchased with proceeds from securities lending collateral).	$909,125
15,027,000	[3]	Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765.	15,027,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $15,936,125)	15,936,125
		TOTAL INVESTMENT IN SECURITIES—112.0% (IDENTIFIED COST $134,178,837)	142,854,686
		OTHER ASSETS AND LIABILITIES - NET—(12.0)%[5]	(15,265,111)
		TOTAL NET ASSETS—100%	$127,589,575
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$872,895	$909,125
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transactions.
4	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit